Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held By Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	$ 167,366
Insurance contract assets, beginning balance	355
Incurred claims and other expenses	(21,064)	$ (20,163)
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	(337)	(341)
Changes related to past service — Adjustments to FCF for incurred claims	2,487	2,397
Total changes recognized in income and OCI	1,470	2,704
Insurance contract liabilities, ending balance	176,018	167,366
Insurance contract assets, ending balance	335	355
Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	756,186
Insurance contract assets, beginning balance	5,676
Insurance contracts liability (asset) at beginning of period	750,510
Insurance contract liabilities, ending balance	966,662	756,186
Insurance contract assets, ending balance	8,797	5,676
Insurance contracts liability (asset) at end of period	957,865	750,510
non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	337	341
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	147,269	135,669
Insurance contract assets, beginning balance	355	184
Insurance contracts liability (asset) at beginning of period	146,914	135,485
Increase (decrease) through insurance revenue, insurance contracts liability (asset)	(23,982)	(22,637)
Incurred claims and other expenses	21,064	20,163
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	337	341
Changes related to future service (losses on onerous groups and reversals of such losses)	142	266
Changes related to past service — Adjustments to FCF for incurred claims	(2,487)	(2,397)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	19,056	18,373
Insurance service result	(4,926)	(4,264)
Insurance finance (income) expenses from insurance contracts issued	6,787	5,139
Total changes recognized in income	1,861	875
Foreign currency translation	(2,985)	4,645
Total changes recognized in income and OCI	(1,124)	5,520
Premiums received	38,641	34,027
Amounts paid to policyholders and other insurance service expenses paid	(28,576)	(28,443)
Insurance acquisition cash flows	(2,004)	(1,259)
Fees received from segregated funds	408	419
Other	1,292	1,165
Total cash flows	9,761	5,909
Actual investment component excluded from insurance service expense	0	0
Acquisitions	24
Insurance contract liabilities, ending balance	155,910	147,269
Insurance contract assets, ending balance	335	355
Insurance contracts liability (asset) at end of period	155,575	146,914
Insurance | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	128,913	118,405
Insurance contract assets, beginning balance	226	184
Insurance contracts liability (asset) at beginning of period	146,914	135,485
Changes related to past service — Adjustments to FCF for incurred claims	(30)	6
Insurance service result	(1,719)	(1,285)
Insurance finance (income) expenses from insurance contracts issued	6,081	4,342
Total changes recognized in income	4,362	3,057
Foreign currency translation	(2,754)	4,234
Total changes recognized in income and OCI	1,608	7,291
Premiums received	19,212	16,055
Amounts paid to policyholders and other insurance service expenses paid	(12,646)	(13,138)
Insurance acquisition cash flows	(2,003)	(1,257)
Fees received from segregated funds	408	419
Other	1,249	1,096
Total cash flows	6,220	3,175
Insurance contract liabilities, ending balance	136,783	128,913
Insurance contract assets, ending balance	268	226
Insurance contracts liability (asset) at end of period	155,575	146,914
Insurance | non-PAA | Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	108,232	99,420
Insurance contract assets, beginning balance	670	578
Insurance contracts liability (asset) at beginning of period	124,923	115,278
Changes related to past service — Adjustments to FCF for incurred claims	(28)	8
Insurance service result	(2,878)	(2,128)
Insurance finance (income) expenses from insurance contracts issued	5,874	4,149
Total changes recognized in income	2,996	2,021
Foreign currency translation	(2,223)	3,524
Total changes recognized in income and OCI	773	5,545
Premiums received	19,212	16,055
Amounts paid to policyholders and other insurance service expenses paid	(12,646)	(13,138)
Insurance acquisition cash flows	(2,003)	(1,257)
Fees received from segregated funds	408	419
Other	1,249	1,096
Total cash flows	6,220	3,175
Insurance contract liabilities, ending balance	116,344	108,232
Insurance contract assets, ending balance	1,789	670
Insurance contracts liability (asset) at end of period	132,726	124,923
Insurance | non-PAA | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	7,948	7,388
Insurance contract assets, beginning balance	(149)	(146)
Insurance contracts liability (asset) at beginning of period	8,963	8,362
Changes related to past service — Adjustments to FCF for incurred claims	(2)	(2)
Insurance service result	(382)	38
Insurance finance (income) expenses from insurance contracts issued	253	290
Total changes recognized in income	(129)	328
Foreign currency translation	(174)	235
Total changes recognized in income and OCI	(303)	563
Insurance contract liabilities, ending balance	6,905	7,948
Insurance contract assets, ending balance	(889)	(149)
Insurance contracts liability (asset) at end of period	8,683	8,963
Insurance | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	18,356	17,264
Insurance contract assets, beginning balance	(129)	0
Insurance contract liabilities, ending balance	19,127	18,356
Insurance contract assets, ending balance	(67)	(129)
Insurance | PAA | Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	17,490	16,436
Insurance contract assets, beginning balance	(129)	0
Insurance contract liabilities, ending balance	18,238	17,490
Insurance contract assets, ending balance	(67)	(129)
Insurance | PAA | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	866	828
Insurance contract assets, beginning balance	0	0
Insurance contract liabilities, ending balance	889	866
Insurance contract assets, ending balance	0	0
Insurance | Net liabilities for remaining coverage:
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	127,878	117,440
Insurance contract assets, beginning balance	(1,982)	(2,516)
Insurance contracts liability (asset) at beginning of period	129,860	119,956
Increase (decrease) through insurance revenue, insurance contracts liability (asset)	(23,982)	(22,637)
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	337	341
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	337	341
Insurance service result	(23,645)	(22,296)
Insurance finance (income) expenses from insurance contracts issued	6,177	4,262
Total changes recognized in income	(17,468)	(18,034)
Foreign currency translation	(2,633)	4,262
Total changes recognized in income and OCI	(20,101)	(13,772)
Premiums received	38,641	34,027
Amounts paid to policyholders and other insurance service expenses paid	0	0
Insurance acquisition cash flows	(2,004)	(1,259)
Fees received from segregated funds	408	419
Other	3,081	1,413
Total cash flows	40,126	34,600
Actual investment component excluded from insurance service expense	(12,343)	(10,924)
Acquisitions	(14)
Insurance contract liabilities, ending balance	135,661	127,878
Insurance contract assets, ending balance	(1,867)	(1,982)
Insurance contracts liability (asset) at end of period	137,528	129,860
Insurance | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	579	358
Insurance contract assets, beginning balance	(10)	0
Insurance contracts liability (asset) at beginning of period	589	358
Incurred claims and other expenses	(33)	(57)
Changes related to future service (losses on onerous groups and reversals of such losses)	142	266
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	109	209
Insurance service result	109	209
Insurance finance (income) expenses from insurance contracts issued	7	17
Total changes recognized in income	116	226
Foreign currency translation	(10)	5
Total changes recognized in income and OCI	106	231
Insurance contract liabilities, ending balance	637	579
Insurance contract assets, ending balance	(58)	(10)
Insurance contracts liability (asset) at end of period	695	589
Insurance | Liability for incurred claims: | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,077	1,195
Insurance contract assets, beginning balance	2,581	2,700
Insurance contracts liability (asset) at beginning of period	(1,504)	(1,505)
Incurred claims and other expenses	5,162	5,075
Changes related to past service — Adjustments to FCF for incurred claims	(29)	59
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	5,133	5,134
Insurance service result	5,133	5,134
Insurance finance (income) expenses from insurance contracts issued	(146)	70
Total changes recognized in income	4,987	5,204
Foreign currency translation	(41)	(115)
Total changes recognized in income and OCI	4,946	5,089
Amounts paid to policyholders and other insurance service expenses paid	(12,646)	(13,138)
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	(1,823)	(299)
Total cash flows	(14,469)	(13,437)
Actual investment component excluded from insurance service expense	9,539	8,349
Acquisitions	0
Insurance contract liabilities, ending balance	1,013	1,077
Insurance contract assets, ending balance	2,501	2,581
Insurance contracts liability (asset) at end of period	(1,488)	(1,504)
Insurance | Liability for incurred claims: | PAA | Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	16,869	15,848
Insurance contract assets, beginning balance	(234)	0
Insurance contracts liability (asset) at beginning of period	17,103	15,848
Incurred claims and other expenses	15,735	14,897
Changes related to past service — Adjustments to FCF for incurred claims	(2,239)	(2,208)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	13,496	12,689
Insurance service result	13,496	12,689
Insurance finance (income) expenses from insurance contracts issued	709	755
Total changes recognized in income	14,205	13,444
Foreign currency translation	(303)	490
Total changes recognized in income and OCI	13,902	13,934
Amounts paid to policyholders and other insurance service expenses paid	(15,930)	(15,305)
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	34	51
Total cash flows	(15,896)	(15,254)
Actual investment component excluded from insurance service expense	2,804	2,575
Acquisitions	38
Insurance contract liabilities, ending balance	17,710	16,869
Insurance contract assets, ending balance	(241)	(234)
Insurance contracts liability (asset) at end of period	17,951	17,103
Insurance | Liability for incurred claims: | PAA | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	866	828
Insurance contract assets, beginning balance	0	0
Insurance contracts liability (asset) at beginning of period	866	828
Incurred claims and other expenses	200	248
Changes related to past service — Adjustments to FCF for incurred claims	(219)	(248)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(19)	0
Insurance service result	(19)	0
Insurance finance (income) expenses from insurance contracts issued	40	35
Total changes recognized in income	21	35
Foreign currency translation	2	3
Total changes recognized in income and OCI	23	38
Amounts paid to policyholders and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Total cash flows	0	0
Actual investment component excluded from insurance service expense	0	0
Acquisitions	0
Insurance contract liabilities, ending balance	889	866
Insurance contract assets, ending balance	0	0
Insurance contracts liability (asset) at end of period	889	866
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,825	1,623
Insurance contract assets, beginning balance	6,318	5,794
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
Insurance finance (income) expenses from insurance contracts issued	69	51
Total changes recognized in income	(25)	136
Foreign currency translation	(207)	368
Total changes recognized in income and OCI	(232)	504
Other	(8)	(148)
Total cash flows	(174)	(182)
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(94)	85
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	(94)	85
Premiums paid	2,020	2,179
Amounts recovered from reinsurers	(2,186)	(2,213)
Actual investment component excluded from insurance service expense	0	0
Acquisitions	2
Insurance contract liabilities, ending balance	2,049	1,825
Insurance contract assets, ending balance	6,138	6,318
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Reinsurance contracts held | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,825	1,623
Insurance contract assets, beginning balance	5,909	5,453
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
Changes related to past service — Adjustments to FCF for incurred claims	(11)	11
Insurance service result	4	117
Insurance finance (income) expenses from insurance contracts issued	67	52
Total changes recognized in income	71	169
Foreign currency translation	(205)	350
Total changes recognized in income and OCI	(134)	519
Other	(9)	(164)
Total cash flows	(273)	(265)
Premiums paid	1,139	1,407
Amounts recovered from reinsurers	(1,403)	(1,508)
Insurance contract liabilities, ending balance	2,049	1,825
Insurance contract assets, ending balance	5,726	5,909
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Reinsurance contracts held | non-PAA | Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	2,212	2,355
Insurance contract assets, beginning balance	4,292	3,848
Insurance contracts liability (asset) at beginning of period	(2,472)	(1,817)
Changes related to past service — Adjustments to FCF for incurred claims	(9)	7
Insurance service result	160	705
Insurance finance (income) expenses from insurance contracts issued	19	(139)
Total changes recognized in income	179	566
Foreign currency translation	(163)	286
Total changes recognized in income and OCI	16	852
Other	(9)	(164)
Total cash flows	(273)	(265)
Premiums paid	1,139	1,407
Amounts recovered from reinsurers	(1,403)	(1,508)
Insurance contract liabilities, ending balance	2,471	2,212
Insurance contract assets, ending balance	4,294	4,292
Insurance contracts liability (asset) at end of period	(2,212)	(2,472)
Reinsurance contracts held | non-PAA | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	(855)	(847)
Insurance contract assets, beginning balance	1,487	1,431
Insurance contracts liability (asset) at beginning of period	(2,359)	(2,295)
Changes related to past service — Adjustments to FCF for incurred claims	(2)	4
Insurance service result	(186)	(179)
Insurance finance (income) expenses from insurance contracts issued	57	192
Total changes recognized in income	(129)	13
Foreign currency translation	(33)	51
Total changes recognized in income and OCI	(162)	64
Insurance contract liabilities, ending balance	(866)	(855)
Insurance contract assets, ending balance	1,314	1,487
Insurance contracts liability (asset) at end of period	(2,203)	(2,359)
Reinsurance contracts held | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	409	341
Insurance contract assets, ending balance	412	409
Reinsurance contracts held | PAA | Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	392	324
Insurance contract assets, ending balance	389	392
Reinsurance contracts held | PAA | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	17	17
Insurance contract assets, ending balance	23	17
Reinsurance contracts held | Net liabilities for remaining coverage:
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,897	1,599
Insurance contract assets, beginning balance	5,403	5,019
Insurance contracts liability (asset) at beginning of period	(3,506)	(3,420)
Insurance finance (income) expenses from insurance contracts issued	7	41
Total changes recognized in income	(2,374)	(2,021)
Foreign currency translation	(180)	310
Total changes recognized in income and OCI	(2,554)	(1,711)
Other	(166)	(322)
Total cash flows	1,854	1,857
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(2,381)	(2,064)
Changes in the risk of non-performance by the reinsurer	0	2
Reinsurance contract held net income (expense)	(2,381)	(2,062)
Premiums paid	2,020	2,179
Actual investment component excluded from insurance service expense	(51)	(60)
Acquisitions	(29)
Insurance contract liabilities, ending balance	2,435	1,897
Insurance contract assets, ending balance	5,161	5,403
Insurance contracts liability (asset) at end of period	(2,726)	(3,506)
Reinsurance contracts held | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	(2)	(2)
Insurance contract assets, beginning balance	153	56
Insurance contracts liability (asset) at beginning of period	(155)	(58)
Insurance finance (income) expenses from insurance contracts issued	2	5
Total changes recognized in income	(14)	97
Foreign currency translation	0	0
Total changes recognized in income and OCI	(14)	97
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(16)	92
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	(16)	92
Actual investment component excluded from insurance service expense	0	0
Acquisitions	0
Insurance contract liabilities, ending balance	(3)	(2)
Insurance contract assets, ending balance	138	153
Insurance contracts liability (asset) at end of period	(141)	(155)
Reinsurance contracts held | Liability for incurred claims: | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	(70)	26
Insurance contract assets, beginning balance	364	383
Insurance contracts liability (asset) at beginning of period	(434)	(357)
Insurance finance (income) expenses from insurance contracts issued	56	7
Total changes recognized in income	1,554	1,344
Foreign currency translation	(19)	38
Total changes recognized in income and OCI	1,535	1,382
Other	158	171
Total cash flows	(1,245)	(1,337)
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	1,498	1,339
Changes in the risk of non-performance by the reinsurer	0	(2)
Reinsurance contract held net income (expense)	1,498	1,337
Amounts recovered from reinsurers	(1,403)	(1,508)
Actual investment component excluded from insurance service expense	24	32
Acquisitions	0
Insurance contract liabilities, ending balance	(383)	(70)
Insurance contract assets, ending balance	365	364
Insurance contracts liability (asset) at end of period	(748)	(434)
Reinsurance contracts held | Liability for incurred claims: | PAA | Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	0	0
Insurance contract assets, beginning balance	381	319
Insurance contracts liability (asset) at beginning of period	(381)	(319)
Insurance finance (income) expenses from insurance contracts issued	(1)	(1)
Total changes recognized in income	803	716
Foreign currency translation	(8)	20
Total changes recognized in income and OCI	795	736
Other		3
Total cash flows	(783)	(702)
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	804	717
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	804	717
Amounts recovered from reinsurers	(783)	(705)
Actual investment component excluded from insurance service expense	27	28
Acquisitions	31
Insurance contract liabilities, ending balance	0	0
Insurance contract assets, ending balance	451	381
Insurance contracts liability (asset) at end of period	(451)	(381)
Reinsurance contracts held | Liability for incurred claims: | PAA | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	0	0
Insurance contract assets, beginning balance	17	17
Insurance contracts liability (asset) at beginning of period	(17)	(17)
Insurance finance (income) expenses from insurance contracts issued	5	(1)
Total changes recognized in income	6	0
Foreign currency translation	0	0
Total changes recognized in income and OCI	6	0
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	1	1
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	1	1
Actual investment component excluded from insurance service expense	0	0
Acquisitions	0
Insurance contract liabilities, ending balance	0	0
Insurance contract assets, ending balance	23	17
Insurance contracts liability (asset) at end of period	$ (23)	$ (17)